UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Systematic International Equity Fund
July 31, 2009 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Australia--5.5%
BHP Billiton	917	29,028
Coca-Cola Amatil	4,245	33,124
Cochlear	754	35,087
Computershare	5,927	48,728
Foster's Group	8,613	38,827
James Hardie Industries	6,990 a	30,341
Newcrest Mining	1,300	32,617
Oil Search	6,725	31,722
Rio Tinto	384	19,398
Woodside Petroleum	1,200	45,865
Woolworths	1,333	30,380
		375,117
Belgium--2.2%
Ackermans & Van Haaren	418	29,312
Bekaert	110	13,709
Delhaize Group	522	37,327
Groupe Bruxelles Lambert	398	31,585
Mobistar	550	35,053
		146,986
China--.6%
Tencent Holdings	3,200	43,189
Denmark--.8%
Coloplast, Cl. B	378	27,710
William Demant Holding	460 a	27,381
		55,091
Finland--1.3%
Konecranes	1,635	44,580
Nokia	1,045	13,911
Tieto	1,540	26,383
		84,874
France--10.3%
ADP	448	36,160
AXA	3,210	67,850
BNP Paribas	93	6,780
Cie Generale d'Optique Essilor International	692	38,367
CNP Assurances	409	37,373
Eutelsat Communications	1,236 a	34,537
Fonciere des Regions	355	31,123
Gecina	477	39,269
Hermes International	301	45,239
Iliad	297	31,706
Maurel et Prom	1,883	32,635
Neopost	320	27,252
Sanofi-Aventis	1,270	83,193
Societe Des Autoroutes Paris-Rhin-Rhone	191	13,753
Technip	640	38,695
Total	1,200	66,550
Unibail-Rodamco	230	40,190
Zodiac Aerospace	760	29,345
		700,017
Germany--5.6%
Allianz	291	28,701
Aurubis	629	21,911
BASF	242	12,127
Deutsche Euroshop	864	26,230
E.ON	870	32,935
Fraport	390	17,888
Munchener Ruckversicherungs	447	67,591
Puma	135	34,217
Siemens	1,011	80,694
Software	350	26,190
Solarworld	1,180	28,692
		377,176

Greece--1.1%
National Bank of Greece	1,327 a	38,735
OPAP	1,400	33,623
		72,358
Hong Kong--5.3%
Cheung Kong Holdings	4,000	51,664
Hang Lung Group	10,000	51,806
Hang Lung Properties	5,000	18,322
Henderson Land Development	8,000	52,851
Hong Kong Exchanges & Clearing	3,300	62,253
Hopewell Holdings	8,000	26,116
Hutchison Whampoa	5,000	37,451
Link REIT	13,500	30,658
Wheelock & Co.	10,000	28,387
		359,508
Ireland--.5%
Kerry Group, Cl. A	1,461	35,867
Italy--3.1%
Assicurazioni Generali	1,609	36,670
Atlantia	1,552	34,243
Davide Campari-Milano	3,258	27,792
ENI	872	20,296
Lottomatica	1,270	26,880
Mediobanca	2,483	34,859
Snam Rete Gas	6,856	30,024
		210,764
Japan--19.8%
Acom	910	19,330
Astellas Pharma	1,000	38,151
Bank of Kyoto	3,000	27,202
Chubu Electric Power	600	14,457
Chugoku Bank	2,000	26,970
eAccess	41	31,847
Electric Power Development	1,000	29,696
Gunma Bank	7,000	40,687
Hankyu Hashin Holdings	6,000	27,646
Hiroshima Bank	6,000	24,983
Hokuhoku Financial Group	17,000	38,806
Honda Motor	400	12,893
HOYA	1,600	38,637
Ibiden	1,000	33,289
INPEX	4	30,605
Itochu	3,000	22,447
Iyo Bank	2,000	20,925
Japan Steel Works	2,000	26,209
JGC	1,000	17,332
Joyo Bank	6,000	30,563
Jupiter Telecommunications	23	19,324
Keyence	100	19,752
Kubota	5,000	45,020
Kyushu Electric Power	1,400	30,182
Makita	1,000	24,835
Mitsubishi Estate	1,000	16,666
Mitsubishi UFJ Financial Group	3,800	22,730
Mitsui OSK Lines	3,000	18,293
Nishi-Nippon City Bank	3,000	7,609
Nisshinbo Holdings	3,000	38,394
Nitori	400	28,661
Odakyu Electric Railway	2,000	17,289
ORIX	650	41,147
Pacific Metals	1,000	7,979
Point	190	10,240
Rakuten	66	42,407
Resona Holdings	2,000	29,548
Rohm	500	37,199
Sapporo Hokuyo Holdings	5,000	16,856
Seven & I Holdings	1,800	42,230
Shimachu	1,500	31,863
Sony Financial Holdings	10	30,827

Sumitomo	4,300	42,580
Sumitomo Metal Mining	2,000	30,119
Suruga Bank	2,000	21,263
Toyota Motor	1,410	59,455
Yahoo! Japan	102	33,470
Yamaguchi Financial Group	2,000	27,371
		1,345,984
Luxembourg--.9%
Oriflame Cosmetics	371	18,406
Tenaris	2,800	42,462
		60,868
Netherlands--2.8%
Akzo Nobel	719	39,449
Corio	592	32,806
Koninklijke DSM	915	32,708
KONINKLIJKE KPN	2,860	42,985
Koninklijke Vopak	656 a	39,326
		187,274
Norway--1.2%
DNB NOR	3,800 a	33,069
Fred Olsen Energy	800	29,100
Norsk Hydro	3,500 a	20,556
		82,725
Portugal--.5%
Portugal Telecom	3,401	34,455
Singapore--.6%
Oversea-Chinese Banking	8,000	43,470
Spain--7.0%
Abertis Infraestructuras	1,553	32,162
ACS Actividades de Construccion y Servicios	684	36,452
Banco de Sabadell	4,574	30,510
Banco Santander	3,057	44,268
Bankinter	2,089	23,730
Criteria Caixacorp	4,400	21,166
EDP Renovaveis	2,519 a	25,865
Enagas	1,765	34,905
Iberdrola	4,895	42,000
Red Electrica	817	38,392
Telefonica	4,389	109,192
Zardoya Otis	1,587	36,055
		474,697
Sweden--1.7%
Boliden	3,952	42,581
Kungsleden	4,700	25,272
Swedish Match	2,396	45,739
		113,592
Switzerland--4.9%
Baloise Holding	397	31,651
Banque Cantonale Vaudoise	60	21,167
Geberit	263	36,694
Kuehne & Nagel International	212	17,656
Nestle	2,390	98,359
Novartis	918	42,041
Roche Holding	343	54,082
Sonova Holding	390	34,396
		336,046
United Kingdom--23.4%
Admiral Group	1,740	27,802
Aggreko	4,000	36,550
Amlin	5,377	29,865
Antofagasta	3,214	40,642
Ashmore Group	7,157	25,166
AstraZeneca	415	19,431
BG Group	4,630	77,265
BHP Billiton	2,445	63,837
BP	11,478	95,330
British American Tobacco	2,400	74,489
Cable & Wireless	11,850	28,544
Dana Petroleum	1,340 a	30,733

De La Rue	1,759	24,462
Drax Group	2,739	18,313
Fresnillo	3,304	34,467
GlaxoSmithKline	2,547	48,886
Greene King	3,828	27,033
Heritage Oil	3,517 a	32,019
Hiscox	5,574	28,166
HSBC Holdings	8,577	86,789
Informa	6,220	24,911
Intercontinental Hotels Group	3,339	37,872
Intertek Group	2,324	40,335
Meggitt	6,175	18,636
Next	1,426	40,614
Northumbrian Water Group	6,790	26,484
Premier Oil	1,521 a	31,429
Reckitt Benckiser Group	963	46,265
Royal Dutch Shell, Cl. A	1,965	51,600
Royal Dutch Shell, Cl. B	1,664	43,196
SOCO International	1,554 a	33,669
Standard Life	9,700	32,050
Thomas Cook Group	6,315	22,891
Ultra Electronics Holdings	888	16,910
Unilever	1,350	35,631
United Business Media	4,218	29,893
Vedanta Resources	1,100	32,413
Venture Production	2,634	36,740
Vodafone Group	31,000	63,539
VT Group	3,350	26,301
Whitbread	2,068	29,899
William Hill	6,689	20,504
		1,591,571
Total Common Stocks
(cost $6,858,299)		6,731,629

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.33%, 12/24/09
(cost $11,984)	12,000 [b]	11,984

Total Investments (cost $6,870,283)	99.3%	6,743,613
Cash and Receivables (Net)	.7%	49,194
Net Assets	100.0%	6,792,807

a Non-income producing security. b All or partially held by a broker as collateral for open financial futures positions.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,870,283.
Net unrealized depreciation on investments was $126,670 of which $739,372 related to appreciated investment securities and $866,042 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
Australian Dollar	1	83,210	September 2009	5,071
Japanese Yen	1	131,913	September 2009	4,715
Swiss Franc	1	117,025	September 2009	2,371
Financial Futures Short
British Pound	2	(208,588)	September 2009	(8,070)
Euro	1	(178,175)	September 2009	(4,717)

Gross Unrealized Appreciation				12,157
Gross Unrealized Depreciation				(12,787)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	6,731,629	-	-	6,731,629
U.S. Treasury Securities	-	11,984	-	11,984
Other Financial Instruments+	12,157	-	-	12,157
Liabilities ($)
Other Financial Instruments+	(12,787)	-	-	(12,787)
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)